COMMITMENTS CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS CONTINGENCIES
COMMITMENTS/CONTINGENCIES

NOTE 6 - COMMITMENTS/CONTINGENCIES

From time to time, we may be involved in litigation in the ordinary course of business. We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.

On January 25, 2022, we entered into an investment banking agreement with EF Hutton, which contemplates the Company raising additional capital and preparing a registration statement under the Securities Act.

NOTE 6 - COMMITMENTS/CONTINGENCIES

From time to time, we may be involved in litigation in the ordinary course of business. We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.